Debt - TeamCo revolver (Details) - Teamco Revolver - USD ($) $ in Millions	1 Months Ended
	Sep. 30, 2016	Jul. 31, 2014	Dec. 31, 2022	Aug. 31, 2022	Dec. 31, 2021
Debt
Maximum borrowings	$ 85	$ 85		$ 150
Interest rate (in percent)			5.73%		1.35%
Federal Funds Rate
Debt
Interest rate basis	Federal Funds rate	Federal Funds
Margin/spread on interest rate (in percent)	0.50%	0.50%
LIBOR
Debt
Interest rate basis	LIBOR	LIBOR
Margin/spread on interest rate (in percent)	1.00%	1.00%
Base Rate
Debt
Interest rate basis	Base Rate	Base Rate
Margin/spread on interest rate (in percent)	0.25%	0.25%